Significant Subsidiaries	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Significant Subsidiaries	SIGNIFICANT SUBSIDIARIES
The Company has the following significant subsidiaries, each owned 100% directly and indirectly, at December 31, 2020:

Subsidiary Name	Country of Incorporation
Crescent Point Resources Partnership	Canada
Crescent Point Holdings Ltd.	Canada
Crescent Point Energy U.S. Corp.	United States of America
Crescent Point U.S. Holdings Corp.	United States of America

On June 30, 2020, Crescent Point Holdings Inc. transferred its interest in the Partnership to Crescent Point Holdings Ltd., a newly incorporated and wholly-owned subsidiary of Crescent Point. Crescent Point Energy Lux S.à r.l. was dissolved effective July 13, 2020.